Asset Retirement Obligations (Details) - USD ($)		12 Months Ended
	May 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligations [Line Items]
Fair Value of Remaining Term	18 years 3 months 18 days	18 years 8 months 12 days	18 years 8 months 12 days
Discount rate percentage		17.00%
Inflation Rate Percentage	4.65%	4.86%	4.91%
Market Risk Premium Percentage	5.50%	5.00%	5.00%
Additional layer (in Dollars)		$ 1,986,000
Asset retirement obligation (in Dollars)		$ 17,833,000	13,937,000
ARO [Member]
Asset Retirement Obligations [Line Items]
Additional layer (in Dollars)			$ 0
BGL’s [Member]
Asset Retirement Obligations [Line Items]
Fair Value of Remaining Term	18 years 3 months 18 days	18 years 8 months 12 days	18 years 8 months 12 days
Discount rate percentage	12.50%	13.00%	11.00%
Inflation Rate Percentage	4.65%	4.86%	4.91%
Market Risk Premium Percentage	5.50%	5.00%	5.00%
Accretion expense (in Dollars)		$ 1,910,000	$ 1,037,000